CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues
Trading and manufacturing | $	$ 11,001		$ 13,721		$ 12,256
Engineering | $	6,349		8,757		6,046
Total revenues | $	17,350		22,478		18,302
Cost of revenues
Trading and manufacturing | $	(8,563)		(11,331)		(9,577)
Engineering | $	(4,374)		(6,196)		(4,682)
Total cost of revenues | $	(12,937)		(17,527)		(14,259)
Gross profit | $	4,413		4,951		4,043
Finance costs | $	(11)		(19)		(4)
Selling and administrative expenses | $	(4,976)		(5,602)		(5,997)
Operating (loss) / income | $	(574)		(670)		(1,958)
Interest income | $	24		18		45
Other (losses) / income, net | $	(14)		5		9
Gain on disposal of property, plant and equipment | $	0		7		0
(Loss) income before income taxes, equity in income of affiliates and non-controlling interests | $	(564)		(640)		(1,904)
Income taxes (expense) / credit | $	(28)		(228)		47
Net gain on deemed disposal of affiliate | $	128		24		0
Equity in income of affiliates | $	831		1,002		850
Net profit / (loss) for the year | $	367		158		(1,007)
Add / less: net loss attributable to non-controlling interest | $	106		73		391
Net profit / (loss) attributable to the Company | $	473		231		(616)
Other comprehensive income / (loss)
Net profit / (loss) | $	367		158		(1,007)
Foreign exchange translation adjustments | $	122		4		(63)
Comprehensive income / (loss) | $	489		162		(1,070)
Add / less: Comprehensive loss attributable to non-controlling interest | $	45		127		477
Comprehensive income / (loss) attributable to the Company | $	$ 534		$ 289		$ (593)
Net income / (loss) per ordinary share
- Basic | $ / shares	$ .23		$ .11		$ (.30)
- Diluted | $ / shares	$ .23		$ 0.11		$ (0.30)
Weighted average number of ordinary shares outstanding
- Basic | shares	2,061,909	2,061,909	2,061,909	2,061,909	2,063,738	2,063,738
- Diluted | shares	2,061,909	2,061,909	2,061,909	2,061,909	2,063,738	2,063,738
ZHEJIANG TIANLAN
Revenues
Total revenues		¥ 422,323		¥ 289,086		¥ 419,275
Cost of revenues
Total cost of revenues		(339,488)		(202,869)		(331,875)
Gross profit		82,835		86,217		87,400
Selling and administrative expenses		(52,713)		(60,528)		(60,702)
Operating (loss) / income		30,122		25,689		26,698
Loss on disposal of a subsidiary		0		(35)		0
Interest income		75		70		166
Interest expenses		(2,037)		(1,577)		(4,710)
Other income, net		1,887		3,456		2,773
(Loss) income before income taxes, equity in income of affiliates and non-controlling interests		30,047		27,603		24,927
Income taxes (expense) / credit		(3,832)		(4,961)		(3,174)
Net profit / (loss) for the year		26,215		22,642		21,753
Add / less: net loss attributable to non-controlling interest		19		586		(82)
Net profit / (loss) attributable to the Company		26,234		23,228		21,671
Other comprehensive income / (loss)
Comprehensive income / (loss)		26,215		22,642		21,753
Add / less: Comprehensive loss attributable to non-controlling interest		19		586		(82)
Comprehensive income / (loss) attributable to the Company		¥ 26,234		¥ 23,228		¥ 21,671
Net income / (loss) per ordinary share
- Basic | ¥ / shares		¥ 0.32		¥ 0.29		¥ 0.27
Weighted average number of ordinary shares outstanding
- Basic | shares	82,539,123	82,539,123	80,744,055	80,744,055	80,172,000	80,172,000
ZHEJIANG JIAHUAN
Revenues
Total revenues		¥ 110,621		¥ 111,585		¥ 115,515
Cost of revenues
Total cost of revenues		(76,788)		(65,304)		(76,473)
Gross profit		33,833		46,281		39,042
Selling and administrative expenses		(33,612)		(35,671)		(30,792)
Operating (loss) / income		221		10,610		8,250
Non-operating income		0		922		0
Non-operating expense		(441)		(1,518)		0
Interest expenses		(1,310)		(2,752)		(3,861)
Other income, net		5,846		4,592		1,408
Other expenses, net		(2)		(5)		0
(Loss) income before income taxes, equity in income of affiliates and non-controlling interests		4,314		11,849		5,797
Income taxes (expense) / credit		(263)		(1,387)		(861)
Net profit / (loss) for the year		4,051		10,462		4,936
Other comprehensive income / (loss)
Comprehensive income / (loss)		4,051		10,462		4,936
Comprehensive income / (loss) attributable to the Company		¥ 4,051		¥ 10,462		¥ 4,936